GOODWILL	6 Months Ended
Jun. 30, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL	GOODWILL
The following table provides a reconciliation of goodwill:

(MILLIONS)	Total
Balance, as at December 31, 2022	1,526
Transfer to Assets held for sale	(18)
Foreign exchange and other	95
Balance, as at June 30, 2023	$1,603